                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2031
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                               MFS SERIES TRUST V
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: September 30
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                     Date of reporting period: June 30, 2006
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) TOTAL RETURN FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                                  SHARES/PAR       VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 59.3%
----------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                   1,924,884        $    52,068,112
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           411,500              7,946,065
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Live Nation, Inc. (n)                                                                               52,200              1,062,792
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Viacom, Inc., "B" (n)                                                                              737,911             26,446,730
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Walt Disney Co.                                                                                    288,240              8,647,200
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                                                                                                                  $    96,170,899
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AEROSPACE - 2.0%
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Lockheed Martin Corp.                                                                            1,384,640        $    99,334,074
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Northrop Grumman Corp.                                                                             771,210             49,403,713
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United Technologies Corp.                                                                        1,170,720             74,247,062
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                                                                                                                  $   222,984,849
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ALCOHOLIC BEVERAGES - 0.5%
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Diageo PLC                                                                                       3,136,292        $    52,699,153
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Molson Coors Brewing Co. (l)                                                                       136,280              9,250,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    61,949,839
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APPAREL MANUFACTURERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                    478,670        $    38,772,270
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AUTOMOTIVE - 0.2%
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Johnson Controls, Inc.                                                                             336,720        $    27,685,118
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BANKS & CREDIT COMPANIES - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               748,410        $    39,830,380
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            5,493,408            264,232,925
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                       1,753,260             56,454,972
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                                                    150,000              4,578,000
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp. (l)                                                                    434,200             37,102,390
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Citigroup, Inc.                                                                                  2,689,433            129,738,248
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Compass Bancshares, Inc.                                                                           125,000              6,950,000
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Countrywide Financial Corp.                                                                        842,670             32,088,874
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Fannie Mae                                                                                         991,650             47,698,365
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First Horizon National Corp. (l)                                                                   175,000              7,035,000
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Freddie Mac                                                                                        163,310              9,310,303
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Investors Financial Services Corp. (l)                                                             187,300              8,409,770
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J.P. Morgan Chase & Co.                                                                          3,134,542            131,650,764
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Mercantile Bankshares Corp.                                                                        125,000              4,458,750
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                                               550,000              9,080,500
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PNC Financial Services Group, Inc.                                                               1,868,518            131,113,908
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Sovereign Bancorp, Inc.                                                                            262,500              5,331,375
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SunTrust Banks, Inc.                                                                             1,053,000             80,301,780
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TCF Financial Corp. (l)                                                                            200,000              5,290,000
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UBS AG                                                                                             239,229             26,192,243
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Wells Fargo & Co.                                                                                  249,670             16,747,864
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Zions Bancorporation                                                                                75,000              5,845,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,059,441,911
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BIOTECHNOLOGY - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                                    108,210        $     7,058,538
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BROKERAGE & ASSET MANAGERS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                           359,230        $    31,184,756
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Goldman Sachs Group, Inc.                                                                          447,210             67,273,800
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KKR Private Equity Investments LP, IEU (n)                                                         474,330             10,387,827
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Lehman Brothers Holdings, Inc.                                                                     731,560             47,661,134
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Mellon Financial Corp.                                                                           3,369,000            115,994,670
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Merrill Lynch & Co., Inc.                                                                          692,749             48,187,620
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Morgan Stanley                                                                                     493,300             31,181,493
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Waddell & Reed Financial, Inc., "A" (l)                                                            300,000              6,168,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   358,039,300
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BUSINESS SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                              1,238,980        $    35,087,914
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Centerplate, Inc. (l)                                                                              161,400              2,162,760
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                                                                                                                  $    37,250,674
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CHEMICALS - 1.7%
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3M Co.                                                                                             399,340        $    32,254,692
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Dow Chemical Co.                                                                                   417,530             16,296,196
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E.I. du Pont de Nemours & Co.                                                                      869,140             36,156,224
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Nalco Holding Co. (n)                                                                            1,887,730             33,280,680
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PPG Industries, Inc.                                                                               791,250             52,222,500
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Rohm & Haas Co.                                                                                     82,900              4,154,948
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Syngenta AG                                                                                        162,570             21,584,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   195,950,030
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COMPUTER SOFTWARE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. (n)                                                                              661,700        $     8,661,653
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (n)                                                                              5,470,520             36,652,484
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McAfee, Inc. (n)                                                                                   367,200              8,911,944
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Oracle Corp. (n)                                                                                 4,010,010             58,105,045
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Symantec Corp. (n)                                                                               6,209,890             96,501,691
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   208,832,817
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COMPUTER SOFTWARE - SYSTEMS - 0.8%
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Dell, Inc. (n)                                                                                   2,250,490        $    54,934,461
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Hewlett-Packard Co.                                                                                374,900             11,876,832
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Sun Microsystems, Inc. (l)(n)                                                                    4,957,910             20,575,327
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                                                                                                                  $    87,386,620
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CONSTRUCTION - 1.3%
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D.R. Horton, Inc.                                                                                  863,300        $    20,563,806
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Masco Corp.                                                                                      3,722,950            110,348,238
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Pulte Homes, Inc. (l)                                                                              200,000              5,758,000
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Sherwin-Williams Co.                                                                               145,220              6,895,046
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                                                                                                                  $   143,565,090
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CONSUMER GOODS & SERVICES - 0.5%
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Alberto-Culver Co.                                                                                 192,700        $     9,388,344
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Brink's Co.                                                                                        121,600              6,859,456
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Estee Lauder Cos., Inc., "A"                                                                       966,730             37,383,449
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Scotts Miracle-Gro Co. (l)                                                                         171,400              7,253,648
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                                                                                                                  $    60,884,897
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CONTAINERS - 0.8%
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Owens-Illinois, Inc. (n)                                                                         4,408,980        $    73,894,505
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Smurfit-Stone Container Corp. (l)(n)                                                             1,059,420             11,590,055
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                                                                                                                  $    85,484,560
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ELECTRICAL EQUIPMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                        201,910        $    18,761,477
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General Electric Co.                                                                             2,403,860             79,231,226
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Rockwell Automation, Inc.                                                                          124,400              8,958,044
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Tyco International Ltd.                                                                          3,867,160            106,346,900
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W.W. Grainger, Inc.                                                                                316,780             23,831,359
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                                                                                                                  $   237,129,006
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ELECTRONICS - 0.6%
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Analog Devices, Inc.                                                                               518,160        $    16,653,662
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Intel Corp.                                                                                      2,058,780             39,013,881
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SanDisk Corp. (n)                                                                                  100,000              5,098,000
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Xilinx, Inc.                                                                                       507,060             11,484,909
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                                                                                                                  $    72,250,452
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ENERGY - INDEPENDENT - 1.7%
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Apache Corp.                                                                                     1,194,130        $    81,499,372
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Devon Energy Corp.                                                                               1,321,360             79,823,358
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EOG Resources, Inc.                                                                                224,440             15,562,670
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Newfield Exploration Co. (n)                                                                       150,000              7,341,000
---------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                 124,200              5,820,012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   190,046,412
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ENERGY - INTEGRATED - 4.0%
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BP PLC, ADR                                                                                        346,790        $    24,140,052
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Chevron Corp.                                                                                      665,415             41,295,655
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ConocoPhillips                                                                                   1,360,280             89,139,148
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Exxon Mobil Corp.                                                                                2,704,678            165,931,995
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Hess Corp. (l)                                                                                   1,154,170             60,997,884
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TOTAL S.A., ADR                                                                                  1,179,140             77,257,253
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                                                                                                                  $   458,761,987
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FOOD & NON ALCOHOLIC BEVERAGES - 1.5%
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Archer Daniels Midland Co.                                                                         190,605        $     7,868,174
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Coca-Cola Co.                                                                                      582,650             25,065,603
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Kellogg Co.                                                                                      1,172,610             56,789,502
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Nestle S.A. (l)                                                                                    104,101             32,661,806
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Pepsi Bottling Group, Inc.                                                                         289,000              9,291,350
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PepsiCo, Inc.                                                                                      499,090             29,965,364
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Sara Lee Corp.                                                                                     630,050             10,093,401
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                                                                                                                  $   171,735,200
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FOREST & PAPER PRODUCTS - 0.6%
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Bowater, Inc. (l)                                                                                1,795,030        $    40,836,932
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International Paper Co.                                                                            368,230             11,893,829
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MeadWestvaco Corp. (l)                                                                             525,800             14,685,594
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                                                                                                                  $    67,416,355
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FURNITURE & APPLIANCES - 0.1%
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Tempur-Pedic International, Inc. (l)(n)                                                            322,000        $     4,350,220
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Tupperware Brands Corp. (l)                                                                        412,900              8,130,001
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,480,221
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GENERAL MERCHANDISE - 1.0%
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Federated Department Stores, Inc.                                                                  521,900        $    19,101,540
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Saks, Inc.                                                                                       2,156,400             34,868,988
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Wal-Mart Stores, Inc.                                                                            1,281,700             61,739,489
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                                                                                                                  $   115,710,017
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HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
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CIGNA Corp.                                                                                        174,740        $    17,213,637
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Health Net, Inc. (n)                                                                               125,000              5,646,250
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WellPoint, Inc. (n)                                                                                355,670             25,882,106
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                                                                                                                  $    48,741,993
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INSURANCE - 4.2%
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Ace Ltd.                                                                                           459,230        $    23,232,446
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AFLAC, Inc.                                                                                        373,400             17,307,090
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Allstate Corp.                                                                                   2,032,010            111,211,907
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Chubb Corp.                                                                                        285,480             14,245,452
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Conseco, Inc. (l)(n)                                                                             2,084,250             48,146,175
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Endurance Specialty Holdings Ltd.                                                                  267,200              8,550,400
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Fidelity National Title Group, Inc. (l)                                                            410,800              8,080,436
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First American Corp.                                                                               218,300              9,227,541
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Genworth Financial, Inc., "A"                                                                    2,279,880             79,431,019
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Hartford Financial Services Group, Inc.                                                            688,095             58,212,837
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MetLife, Inc.                                                                                    1,182,950             60,578,869
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MGIC Investment Corp. (l)                                                                           90,000              5,850,000
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PartnerRe Ltd.                                                                                     129,100              8,268,855
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Safeco Corp.                                                                                       335,340             18,896,409
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Zenith National Insurance Corp.                                                                     82,800              3,284,676
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                                                                                                                  $   474,524,112
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INTERNET - 0.1%
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RealNetworks, Inc. (n)                                                                             865,600        $      9,261,92
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LEISURE & TOYS - 0.3%
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Hasbro, Inc.                                                                                       695,620        $    12,597,678
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Mattel, Inc.                                                                                     1,528,990             25,243,625
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                                                                                                                  $    37,841,303
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MACHINERY & TOOLS - 0.9%
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Cummins, Inc.                                                                                       73,500        $     8,985,375
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Deere & Co.                                                                                        599,880             50,083,981
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Finning International, Inc.                                                                         78,750              2,621,594
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Finning International, Inc. (a)                                                                     27,520                916,143
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Illinois Tool Works, Inc.                                                                          522,820             24,833,950
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Ingersoll-Rand Co. Ltd., "A"                                                                       446,730             19,111,109
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   106,552,152
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
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IMS Health, Inc.                                                                                   148,200        $     3,979,170
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Tenet Healthcare Corp. (l)(n)                                                                    4,240,690             29,600,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    33,579,186
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MEDICAL EQUIPMENT - 0.3%
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Advanced Medical Optics, Inc. (l)(n)                                                               150,000        $     7,605,000
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Baxter International, Inc.                                                                         104,320              3,834,803
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Pall Corp. (l)                                                                                     722,800             20,238,400
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                                                                                                                  $    31,678,203
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METALS & MINING - 0.2%
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BHP Billiton PLC                                                                                   857,910        $    16,626,531
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NATURAL GAS - PIPELINE - 0.1%
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Williams Cos., Inc.                                                                                610,300        $    14,256,608
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NETWORK & TELECOM - 1.0%
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Cisco Systems, Inc. (n)                                                                          2,314,690        $    45,205,896
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Nortel Networks Corp. (n)                                                                       31,351,820             70,228,077
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                                                                                                                  $   115,433,973
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OIL SERVICES - 1.1%
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GlobalSantaFe Corp.                                                                              1,154,080        $    66,648,120
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Noble Corp.                                                                                        753,440             56,071,005
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                                                                                                                  $   122,719,125
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PERSONAL COMPUTERS & PERIPHERALS - 0.1%
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Western Digital Corp. (n)                                                                          256,000        $     5,071,360
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PHARMACEUTICALS - 4.1%
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Abbott Laboratories                                                                                334,760        $    14,598,884
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Alpharma, Inc.                                                                                     113,000              2,716,520
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Eli Lilly & Co.                                                                                    895,990             49,521,367
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Johnson & Johnson                                                                                2,076,710            124,436,463
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Merck & Co., Inc.                                                                                3,780,020            137,706,129
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Wyeth                                                                                            3,207,150            142,429,531
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                                                                                                                  $   471,408,894
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PRINTING & PUBLISHING - 0.5%
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Lee Enterprises, Inc. (l)                                                                          250,000        $     6,737,500
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New York Times Co., "A" (l)                                                                      1,988,790             48,804,907
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Washington Post Co., "B"                                                                             8,000              6,240,080
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                                                                                                                  $    61,782,487
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RAILROAD & SHIPPING - 0.7%
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Aries Maritime Transport Ltd.                                                                      111,470        $     1,187,155
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Burlington Northern Santa Fe Corp.                                                                 536,810             42,542,192
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Norfolk Southern Corp.                                                                             735,070             39,120,425
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                                                                                                                  $    82,849,772
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REAL ESTATE - 0.3%
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CBL & Associates Properties, Inc., REIT (l)                                                        100,000        $     3,893,000
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Equity Office Properties Trust, REIT                                                               335,900             12,263,709
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Equity Residential, REIT                                                                           273,400             12,229,182
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Host Hotels & Resorts, Inc., REIT (l)                                                              250,000              5,467,500
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                                                                                                                  $    33,853,391
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RESTAURANTS - 0.0%
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Jack in the Box, Inc. (n)                                                                           30,300        $     1,187,760
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SPECIALTY CHEMICALS - 0.4%
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Air Products & Chemicals, Inc.                                                                     452,490        $    28,923,161
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Praxair, Inc.                                                                                      245,870             13,276,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    42,200,141
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SPECIALTY STORES - 0.9%
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Aeropostale, Inc. (n)                                                                              200,000        $     5,778,000
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Gap, Inc.                                                                                        1,206,650             20,995,710
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Home Depot, Inc.                                                                                   606,920             21,721,667
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Limited Brands, Inc.                                                                               217,700              5,570,943
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OfficeMax, Inc.                                                                                  1,009,540             41,138,755
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PetSmart, Inc.                                                                                     318,700              8,158,720
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                                                                                                                  $   103,363,795
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TELECOMMUNICATIONS - WIRELESS - 0.2%
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Vodafone Group PLC                                                                              12,032,690        $    25,620,529
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TELEPHONE SERVICES - 2.7%
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AT&T, Inc.                                                                                       1,356,948        $    37,845,280
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Embarq Corp. (n)                                                                                   727,721             29,829,284
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Sprint Nextel Corp.                                                                              6,170,570            123,349,694
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TELUS Corp.                                                                                        602,410             24,814,473
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Verizon Communications, Inc.                                                                     2,864,220             95,922,728
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                                                                                                                  $   311,761,459
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TOBACCO - 1.4%
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Altria Group, Inc.                                                                               2,009,860        $   147,584,020
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Reynolds American, Inc. (l)                                                                         73,500              8,474,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   156,058,570
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TRUCKING - 0.1%
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Con-way, Inc. (l)                                                                                  120,440        $     6,977,089
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UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                  360,300        $    12,340,275
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CMS Energy Corp. (l)(n)                                                                            375,000              4,852,500
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Constellation Energy Group, Inc.                                                                    75,000              4,089,000
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Dominion Resources, Inc. (l)                                                                     1,032,650             77,231,893
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Edison International                                                                               394,300             15,377,700
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Entergy Corp.                                                                                      146,070             10,334,452
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Exelon Corp.                                                                                       667,610             37,940,276
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FirstEnergy Corp.                                                                                  348,060             18,868,333
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FPL Group, Inc. (l)                                                                              3,118,950            129,062,151
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Northeast Utilities (l)                                                                            250,000              5,167,500
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (n)                                                                               496,340             23,913,661
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Pepco Holdings, Inc.                                                                               416,700              9,825,786
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                         319,600             12,553,888
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PPL Corp.                                                                                          776,410             25,078,043
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Public Service Enterprise Group, Inc.                                                              184,480             12,197,818
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TXU Corp.                                                                                          220,290             13,171,139
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc. (l)                                                                              153,600              2,946,048
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   414,950,463
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                               $ 6,745,287,878
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BONDS - 39.3%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                            $   5,513,000        $     6,230,407
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                                   2,605,000              2,364,014
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,594,421
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                             $  14,971,000        $    15,485,299
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                                                 $   2,850,000        $     3,859,322
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                     $   8,534,879        $     8,486,667
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                        $   2,531,585        $     2,523,330
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                    12,050,000             11,207,638
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.1817%, 2047                                    5,480,549              5,213,755
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.1817%, 2047                                    6,000,000              5,733,186
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1406%, 2040 (a)                         10,340,000             10,349,582
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             6,968,510              6,605,021
---------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026 (a)                                                    1,570,997              1,555,287
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Realty CDO Ltd., 5.16%, 2035 (a)                                                   2,400,000              2,284,125
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                         1,543,112              1,568,476
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                            6,630,000              6,435,640
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                           432,000                426,572
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                         7,358,000              7,275,799
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (a)                                                        329,486                323,256
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030 (a)                                                          4,350,000              4,356,475
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                               3,076,724              3,084,878
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          6,626,619              6,683,451
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                                      2,467,582              2,516,167
---------------------------------------------------------------------------------------------------------------------------------
GE Commercial Mortgage Corp., FRN, 5.3395%, 2044                                                 7,580,000              7,284,384
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                         5,165,031              4,938,201
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2016                                   6,950,000              6,988,008
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                    3,468,895              3,349,848
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                    8,686,131              8,285,219
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                              9,444,000              8,689,915
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                        9,800,000              9,117,562
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3816%, 2041                       2,279,327              2,191,599
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.4723%, 2043                      12,670,000             12,184,494
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                       11,782,189             11,108,982
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.844%, 2039                                                 12,847,000             12,658,314
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.6703%, 2039                          6,500,000              6,319,195
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                     4,603,980              4,384,597
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.7263%, 2030 (a)(i)                                      295,921,774              4,557,965
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                               2,513,279              2,547,863
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                              982,937                978,721
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                          5,402,087              5,284,541
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                    5,243,000              5,050,706
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                  8,242,000              8,096,349
---------------------------------------------------------------------------------------------------------------------------------
Spirit Master Funding LLC, 5.05%, 2023 (a)                                                      10,279,718              9,555,559
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                             18,482,089             18,182,724
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                           12,000,000             11,218,991
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                             7,432,000              6,818,528
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                      11,645,000             10,838,492
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                      11,945,166             11,280,482
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                      12,150,000             11,496,280
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                      8,159,000              7,768,440
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                      9,904,000              9,487,017
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (a)                                   9,160,000              9,209,372
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   308,014,986
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                           $   9,612,000        $     9,120,000
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $  11,010,000        $    13,358,059
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                               11,978,000             12,744,796
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.375%, 2014                                                              4,940,000              4,781,806
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                                                8,648,000              8,648,009
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                       20,190,000             18,897,174
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                             8,873,000              8,430,015
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                             7,652,000              7,416,701
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)                                       7,327,000              7,804,984
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                         5,386,000              5,247,343
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                               12,050,000             11,434,510
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         9,180,000              8,854,936
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                             2,712,000              2,839,581
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                                                  5,684,000              5,215,758
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                8,870,000              8,282,753
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                          16,307,000             16,652,627
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                      12,360,000             12,176,738
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               9,069,000              9,447,912
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                             11,444,000             12,729,436
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                     19,574,000             18,668,879
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 5.125%, 2016                                                                 23,117,000             21,573,016
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, FRN, 6.125% to 2011, FRN to 2016 (a)                                                15,472,000             15,251,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   230,457,021
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                       $   9,350,000        $     8,392,279
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                   23,129,000             24,661,412
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    33,053,691
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                        $   8,672,000        $     8,587,795
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      8,368,000              8,565,878
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                       1,865,000              1,782,099
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                          11,403,000             11,007,920
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                           7,818,000              7,766,503
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                          8,407,000              8,728,366
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                          6,929,000              6,352,646
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    52,791,207
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                               $   8,021,000        $     8,319,237
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                              $   8,409,000        $     8,074,549
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                 $   8,542,000        $     8,908,930
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                  $  11,036,000        $    11,046,848
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                               9,914,000              9,495,074
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,541,922
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (a)                                                   $   8,973,000        $     8,355,021
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                        5,963,000              6,021,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,376,309
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             $   1,533,000        $     1,713,894
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                                $   6,850,000        $     6,343,771
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.375%, 2013                                                              6,616,000              6,632,540
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                                569,000                576,113
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                              5,874,000              5,462,820
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                                4,912,000              5,219,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,234,244
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                   $   1,691,000        $     1,758,136
---------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 5.875%, 2035                                                                        7,100,000              6,268,043
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                  6,101,000              6,430,881
---------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                   12,100,000             11,473,704
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,930,764
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                   $   3,800,000        $     3,759,625
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                   11,160,000             11,451,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,211,515
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                     $  10,910,000        $    10,693,273
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                                                      3,572,000              3,642,397
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                      3,073,000              3,152,170
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.45%, 2013                                                      2,383,000              2,342,317
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                      2,976,000              3,176,654
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.25%, 2011                                                                  8,925,000              8,716,878
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    31,723,689
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                                                      $  14,906,000        $    14,002,115
---------------------------------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                                                 11,920,000             11,601,939
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (a)                                                              16,686,000             16,009,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    41,613,954
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                               $   3,975,000        $     3,724,142
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                     $   8,936,000        $     8,779,826
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                         $   9,589,000        $     9,594,456
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                 10,064,000              9,148,387
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015 (a)                                              9,850,000              9,189,114
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                     14,773,000             14,018,277
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                        3,231,000              3,225,223
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    45,175,457
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                                                  $   8,842,000        $     7,725,087
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                           6,030,000              5,785,761
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 5.5%, 2015                                                        6,605,000              6,238,627
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,749,475
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                     $  16,520,000        $    16,996,437
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                           $   9,498,000        $     9,056,115
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                           1,950,000              2,055,817
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                           7,564,000              7,383,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,495,372
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Alcan, Inc., 5%, 2015                                                                        $   2,920,000        $     2,697,893
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 14.3%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                     $  16,001,000        $    15,933,535
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                          1,626,584              1,654,457
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.621%, 2013                                                                           979,122                926,673
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                          1,050,124                955,739
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                         4,126,369              3,758,600
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                          2,607,168              2,443,078
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.519%, 2014                                                                         9,439,508              8,799,486
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                                         5,515,462              5,237,092
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                        16,262,031             15,460,378
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.76%, 2015                                                                          1,912,479              1,791,979
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.19%, 2015                                                                          1,438,673              1,384,087
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2036                                                                    188,285,894            186,555,767
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2036                                                                  552,665,220            533,956,926
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2035                                                                    143,676,750            136,458,655
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2035                                                                   98,364,620             92,356,350
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                            877,459                848,153
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                    2,091,431              2,166,320
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2036                                                                   56,013,543             56,469,248
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2036                                                                   102,595,295            101,722,848
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2035                                                                   163,668,757            154,643,432
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019 - 2035                                                                  32,154,801             30,026,145
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2036                                                                 145,825,246            140,989,310
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034 - 2035                                                                  20,547,726             20,680,226
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2035                                                                     35,979,883             35,683,358
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2035                                                                   52,531,280             50,961,592
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 4.5%, 2033 - 2034                                                                   10,296,779              9,401,981
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2033 - 2034                                                                     11,584,873             10,962,223
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2035 - 2036                                                                    6,704,234              6,763,891
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,628,991,529
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $   4,465,000        $     4,853,451
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                    8,013,000              8,185,816
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                   1,661,000              1,516,355
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                    2,520,000              2,711,878
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,267,500
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                      $   4,121,000        $     3,782,052
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                     8,131,000              7,742,476
---------------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013 (a)                                                          5,067,000              4,805,827
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                              4,186,000              3,869,819
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034                                                                 5,603,000              4,837,731
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                              4,400,000              4,667,722
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                            19,974,000             20,239,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    49,945,141
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                  $   6,067,000        $     6,009,643
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                            $  12,750,000        $    13,216,178
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016 (a)                                                              $   9,860,000        $     9,580,469
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                                9,364,000              9,116,097
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,696,566
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                           $   5,568,000        $     5,771,839
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                             7,332,000              7,733,999
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,505,838
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                       $   3,864,000        $     4,009,259
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                2,772,000              2,802,170
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,811,429
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                      $   2,006,000        $     1,840,236
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, REIT, 6.8%, 2009                                                              10,663,000             10,888,554
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.1%, 2010                                                                   4,805,000              5,166,956
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                         9,393,000              9,207,319
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                               1,750,000              1,755,026
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                     11,170,000             10,767,657
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.1%, 2015                                                       11,785,000             10,891,838
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.75%, 2010                                                          5,141,000              4,884,942
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                        15,542,000             15,476,149
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    70,878,677
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                 $  11,285,000        $    10,817,587
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                               10,571,000              9,654,833
---------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.75%, 2014                                                           9,700,000              9,421,125
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                                              12,347,000             10,773,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    40,666,648
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                            $   3,924,000        $     4,021,064
---------------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                                                         625,000                624,311
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,645,375
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                           9,559,000        $     8,881,295
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                         18,174,000             18,143,395
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                                                            14,225,000             13,990,231
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                        104,292,000            104,046,184
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009                                                                        28,113,000             29,064,569
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                             18,095,000             18,074,607
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.75%, 2006                                                             57,110,000             56,879,161
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                               7,020,000              6,846,304
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.75%, 2006                                                                        25,296,000             25,140,758
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                           41,203                 42,862
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                       2,220,972              2,041,462
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       5,594,265              5,261,046
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                       9,048,223              8,732,040
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                       5,417,599              5,335,107
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                       7,902,250              7,526,774
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                       6,638,204              6,381,140
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                       8,347,898              7,961,041
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                       6,500,964              6,319,228
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   330,667,204
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                           $   8,317,000        $     8,876,451
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                  116,011,000            125,663,463
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              142,366,000            144,824,091
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                               22,825,000             22,650,252
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                              262,276,000            264,345,620
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                               154,763,000            153,378,645
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009                                                                   26,274,000             25,466,285
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                161,681,000            168,925,117
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5%, 2011                                                                   90,600,000             90,377,033
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                               12,085,000             11,249,431
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                99,310,000             93,979,834
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                 9,141,000              8,917,119
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2015                                                                   856,000                800,928
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                          42,512,044             45,162,415
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,164,616,684
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                                                        $   8,768,000        $     8,059,625
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     5,327,000              6,022,951
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                          10,167,000             10,600,694
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                  13,306,000             13,539,148
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      5,589,000              5,362,187
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                    2,667,000              2,645,621
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                           12,485,000             13,233,888
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                 1,318,080              1,321,823
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                            8,725,000              9,041,953
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                           2,350,000              2,189,857
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                               13,051,000             13,614,190
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                      3,855,000              3,999,840
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 5.5%, 2015                                                                       5,036,000              4,750,001
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (a)                                                  4,888,541              4,702,532
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         8,817,000              8,999,847
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                           7,008,676              7,138,056
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   115,222,213
---------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS                                                                                                       $ 4,467,270,848
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
New Century Financial Corp., 9.125%                                                                195,100        $     4,779,950
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                        STRIKE PRICE      FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co. (n)                                                   37.50            06/16/2006          53,771         $ 680,203
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.9% (Y)
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 5.28%, due 7/03/06 (t)                                    $  18,388,000        $    18,382,606
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06                                              80,353,000             80,329,474
---------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS                                                                                      $    98,712,080
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.3325%, dated 6/30/06, due 7/03/06, total to           $   7,641,600        $     7,641,600
be received $7,644,996 (secured by various U.S. Treasury and Federal Agency obligations in an individually traded account)
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               188,963,897            188,963,897
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                                            $   196,605,497
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(K)                                                                                              $11,513,336,456
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.2)%                                                                              (132,892,524)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $11,380,443,932
---------------------------------------------------------------------------------------------------------------------------------


(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $201,605,922, representing 1.8% of net assets.

(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $4,422,889,693 and 38.42% of market value. An independent pricing service provided an evaluated bid for 38.32% of the market value.

(l) All or a portion of this security is on loan.

(n) Non-income producing security.

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.

(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt
FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
IEU     International Equity Unit
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TOTAL RETURN FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost Gross unrealized appreciation            $10,763,270,992
                                                        ===============
Gross unrealized appreciation                             1,094,312,531
Gross unrealized depreciation                              (344,247,067)
                                                        ---------------
    Net unrealized appreciation (depreciation)          $   750,065,464
                                                        ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) RESEARCH FUND

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS Research Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                               SHARES/PAR       VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
----------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                        1,688,200    $   32,379,676
----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., "A" (l)(n)                                                            615,740         9,020,591
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   41,400,267
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp. (l)                                                                                569,590    $   40,862,387
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp. (l)                                                                            884,860        56,117,821
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   96,980,208
----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                               985,210    $   16,554,495
----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                          364,050    $   29,488,050
----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.9%
----------------------------------------------------------------------------------------------------------------------------------
American Express Co. (l)                                                                                 944,010    $   50,240,212
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                    727,470        34,991,307
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                             1,641,580        52,858,876
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co. (l)                                                                              897,940        37,713,480
----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                       490,460        34,415,578
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp. (l)                                                                                            647,120        34,245,590
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  244,465,043
----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.6%
----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                                          812,420    $   52,994,157
----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (n)                                                                                        601,350        36,712,417
----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc. (l)(n)                                                                             740,180        28,600,555
----------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (l)(n)                                                                                   588,640        37,078,434
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  155,385,563
----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.0%
----------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)                                                                   419,600    $   36,459,044
----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc. (l)                                                                             291,660        25,319,005
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                243,780        36,671,825
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc. (l)                                                                                     111,459        11,092,400
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. (l)                                                                       523,110        34,080,617
----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                                   673,530        23,189,638
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  166,812,529
----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (l)(n)                                                         217,390    $   14,645,564
----------------------------------------------------------------------------------------------------------------------------------
First Data Corp. (l)                                                                                     546,530        24,615,711
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   39,261,275
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (l)(n)                                                                             1,273,210    $   38,654,656
----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (l)(n)                                                                          185,940        18,132,869
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                                       2,127,690        30,830,228
----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (l)(n)                                                                            2,463,550        17,368,028
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  104,985,781
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (l)(n)                                                                              461,640    $   26,368,877
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.8%
----------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                       289,100    $   14,084,952
----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                      681,740        21,133,940
----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (l)(n)                                                                    421,190        27,718,514
----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (l)(n)                                                                           330,930        14,117,474
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   77,054,880
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (l)(n)                                                                            1,264,300    $   21,189,668
----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                2,524,630    $   69,427,325
----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc. (l)                                                                                  532,580        40,065,993
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  109,493,318
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.3%
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            3,367,730    $   63,818,483
----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (l)(n)                                                                     524,780        23,263,497
----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (l)(n)                                                                                     638,370        32,544,103
----------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. (l)(n)                                                                        540,560        14,865,400
----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                             509,480        11,539,722
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  146,031,205
----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                             549,050    $   37,472,662
----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc. (l)                                                                                  217,560        15,085,610
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   52,558,272
----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                        908,570    $   55,740,769
----------------------------------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                                                           781,560        41,305,446
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   97,046,215
----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                            278,370    $   11,975,477
----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (l)                                                                                           49,203        15,437,497
----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc. (l)                                                                                        792,870        47,603,915
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   75,016,889
----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (l)                                                                           569,230    $    1,559,690
----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp. (l)                                                                                  790,400    $   22,352,512
----------------------------------------------------------------------------------------------------------------------------------
International Game Technology (l)                                                                        554,410        21,034,315
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   43,386,827
----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (l)(n)                                                                                      547,290    $   32,355,785
----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                    758,980        36,560,067
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   68,915,852
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.3%
----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd. (l)                                                                                             479,350    $   24,250,317
----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (l)                                                                                          604,200        30,149,580
----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd. (l)                                                                    584,060        18,689,920
----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A" (l)                                                                      1,292,710        45,038,016
----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc. (l)                                                                                        725,460        37,150,807
----------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd. (l)                                                                                       281,950        18,058,898
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  173,337,538
----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                                     67,560    $   28,329,935
----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (l)(n)                                                                             680,460    $   29,286,998
----------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (l)(n)                                                                                         375,150         8,103,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   37,390,238
----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Deere & Co. (l)                                                                                          427,100    $   35,658,579
----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                       1,848,100    $   35,816,685
----------------------------------------------------------------------------------------------------------------------------------
POSCO                                                                                                     52,810        14,166,161
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   49,982,846
----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                      712,930    $   16,654,045
----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                                  622,600    $   12,159,378
----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (l)(n)                                                                          2,570,390        41,100,536
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   53,259,914
----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.2%
----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                                                1,116,678    $   64,488,155
----------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (l)                                                                                          501,950        37,355,119
----------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. (l)(n)                                                                                  188,980        15,178,874
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  117,022,148
----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.2%
----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc. (l)                                                                                       155,870    $   16,718,616
----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                          959,270        53,018,853
----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (n)                                                                  788,440        26,002,751
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson (l)                                                                                  1,090,520        65,343,958
----------------------------------------------------------------------------------------------------------------------------------
Wyeth (l)                                                                                                835,500        37,104,555
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  198,188,733
----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc. (l)                                                                                    266,700    $   13,407,009
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc. (l)                                                                                        654,810    $   35,359,740
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (l)(n)                                                                                 919,310    $   24,802,984
----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. (l)                                                                                564,680        19,227,354
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   44,030,338
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                         364,290    $   14,640,712
----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (l)(n)                                                                         311,030    $    9,679,254
----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp. (l)(n)                                                                                      108,317         4,439,914
----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                    1,804,209        36,066,138
----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                          806,940        32,531,788
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   82,717,094
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                     1,146,800    $   84,209,524
----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp. (l)                                                                                          297,780    $   34,798,571
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                                    1,166,780    $   48,281,356
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (l)(n)                                                                                  929,350        44,776,083
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   93,057,439
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL COMMON STOCKS                                                                                              $2,725,999,307
----------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.1%                                                   STRIKE PRICE    FIRST EXERCISE
----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co. (n)                                                       37.50         06/16/2006          146,000    $    1,846,900
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06 (y)                                              $ 29,852,000    $   29,843,260
----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.2%
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.3325%, dated 6/30/06, due 7/03/06, total to be received $222,979 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account)                                                            $    222,880    $      222,880
----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                     391,306,128       391,306,128
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL COLLATERAL FOR SECURITIES LOANED                                                                          $  391,529,008
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                                                               $3,149,218,475
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.1)%                                                                              (389,079,753)
----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                             $2,760,138,722
----------------------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yiel

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                        $3,083,553,029
                                                      ==============
Gross unrealized appreciation                         $  212,269,616
Gross unrealized depreciation                           (146,604,170)
                                                      --------------
      Net unrealized appreciation (depreciation)      $   65,665,446
                                                      ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                    900,000         $   20,551,413
---------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (l)                                                                     543,800             13,036,416
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                         1,735,600             33,514,436
---------------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (l)                                                                 261,826              8,536,320
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                    1,627,100             19,674,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   95,313,295
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                                       4,693,000         $   14,479,430
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                                          1,376,400             30,550,063
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,029,493
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Arriva PLC                                                                                       1,400,000         $   15,428,472
---------------------------------------------------------------------------------------------------------------------------------
British Airways PLC (n)                                                                          1,804,100             11,424,113
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG (l)                                                                          800,000             14,728,896
---------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                                                 256,620              8,173,347
---------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                                                          1,349,000             10,820,970
---------------------------------------------------------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi S.p.A. (l)                                               606,700              7,644,487
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,220,285
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.,"C"                                                                    7,190,000         $   27,290,140
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                              75,000             14,863,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,153,284
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                 349,200         $    2,774,132
---------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG (l)                                                                                    37,400              1,592,810
---------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG, IPS (l)                                                                               50,500              2,129,412
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                   4,895,000              9,895,319
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (l)                                                                            1,008,000              7,308,495
---------------------------------------------------------------------------------------------------------------------------------
Valentino Fashion Group S.p.A                                                                       72,594              2,107,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,807,998
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                                                  141,800         $    7,978,189
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin (l)                                                 520,600             31,283,818
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                     526,865             53,835,971
---------------------------------------------------------------------------------------------------------------------------------
DENSO Corp.                                                                                        408,900             13,359,126
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A                                                                         997,470              8,808,672
---------------------------------------------------------------------------------------------------------------------------------
Leoni AG                                                                                           303,900             11,427,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  126,693,071
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                     1,056,200         $   25,649,583
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                                    542,500             28,955,449
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                     2,000,000              9,605,055
---------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                             107,400              2,588,412
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                       2,503,048             38,883,306
---------------------------------------------------------------------------------------------------------------------------------
Azimut Holdings S.p.A                                                                              715,100              7,476,158
---------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A                                                                              401,530              8,531,747
---------------------------------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR                                                                              200,000              4,820,000
---------------------------------------------------------------------------------------------------------------------------------
Bank Austria Creditanstalt (l)                                                                      17,700              2,133,362
---------------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd. (l)                                                                              3,238,000             30,265,648
---------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                           320,700              5,397,613
---------------------------------------------------------------------------------------------------------------------------------
Credito Emiliano S.p.A                                                                           1,221,800             15,080,826
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (n)                                                                          1,337,450              7,506,128
---------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                            674,000              7,705,290
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC (l)                                                                               1,263,000             20,927,920
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                     238,400             13,411,478
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                         547,321             25,729,135
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                           1,025,000             25,464,146
---------------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC                                                                                  132,300              2,444,242
---------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                                   1,776,600              5,358,303
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                 244,600             13,819,900
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                       904,220             10,524,439
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                        16,586,000              7,341,315
---------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG                                                           336,390             29,203,209
---------------------------------------------------------------------------------------------------------------------------------
Sixt AG (l)                                                                                         25,700              1,478,643
---------------------------------------------------------------------------------------------------------------------------------
SNS REAAL Groep N.V. (n)                                                                           835,300             18,198,257
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A" (l)                                                                  513,900             13,243,281
---------------------------------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi T.A.O., IEU                                                               532,570              2,086,530
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                   318,000             21,112,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  404,941,395
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                                  215,000         $   21,642,291
---------------------------------------------------------------------------------------------------------------------------------
CSL Ltd. (l)                                                                                       353,152             14,112,112
---------------------------------------------------------------------------------------------------------------------------------
Speedel Holding AG (n)                                                                             160,000             20,916,742
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   56,671,145
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc.                                                                          250,000         $    7,072,500
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management PLC                                                                    1,548,300         $    4,362,238
---------------------------------------------------------------------------------------------------------------------------------
EFG International (n)                                                                              313,677              8,713,962
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd. (l)                                                                       186,800             16,208,971
---------------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp. (l)                                                                            748,000              9,566,036
---------------------------------------------------------------------------------------------------------------------------------
Partners Group Holdings (n)                                                                         48,120              3,125,697
---------------------------------------------------------------------------------------------------------------------------------
Rathbone Brothers PLC                                                                              249,818              5,155,388
---------------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                                      905,000             16,887,073
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V. (l)                                                                              115,622             10,739,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   74,759,106
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                                                    189,958         $    2,426,279
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                                    236,800              8,666,880
---------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                        1,631,077             18,607,836
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                 500,000              6,466,250
---------------------------------------------------------------------------------------------------------------------------------
JFE Shoji Holdings, Inc.                                                                         1,487,000              6,715,693
---------------------------------------------------------------------------------------------------------------------------------
John Menzies PLC                                                                                    22,500                192,048
---------------------------------------------------------------------------------------------------------------------------------
Sumikin Bussan Corp.                                                                             1,052,000              4,126,211
---------------------------------------------------------------------------------------------------------------------------------
TAKKT AG                                                                                           314,000              4,998,236
---------------------------------------------------------------------------------------------------------------------------------
Trusco Nakayama Corp. (l)                                                                          250,100              4,915,702
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,115,135
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                            1,161,070         $   10,524,587
---------------------------------------------------------------------------------------------------------------------------------
Hoganas AB (l)                                                                                     165,700              4,120,488
---------------------------------------------------------------------------------------------------------------------------------
Nippon Shokubai Co. Ltd. (l)                                                                     2,094,000             25,590,793
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                        132,000             17,525,942
---------------------------------------------------------------------------------------------------------------------------------
Victrex PLC                                                                                        947,800             13,483,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,244,976
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A. (l)(n)                                                                       274,100         $    7,475,110
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (n)                                                       1,017,200             17,882,376
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,357,486
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Capgemini S.A. (l)                                                                                 415,200         $   23,692,013
---------------------------------------------------------------------------------------------------------------------------------
Detica Group PLC                                                                                    34,900                848,527
---------------------------------------------------------------------------------------------------------------------------------
Indra Sistemas S.A. (l)                                                                             99,200              1,946,874
---------------------------------------------------------------------------------------------------------------------------------
Kaga Electronics Co. (l)                                                                           125,600              2,545,464
---------------------------------------------------------------------------------------------------------------------------------
Nextcom K.K. (l)                                                                                     2,615              1,005,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,037,988
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
DCC PLC                                                                                            151,000         $    3,629,548
---------------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG (l)                                                                              1,000,000             34,226,784
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,856,332
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                        1,144,000         $    4,702,629
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                          1,215,800             39,514,402
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                          21,000             24,261,786
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                1,369,700             22,389,475
---------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad S.A                                                                                160,200              8,725,490
---------------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                               714,900             41,515,488
---------------------------------------------------------------------------------------------------------------------------------
Schindler Holding AG                                                                               308,900             16,014,139
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                      1,528,100              9,219,911
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V. (n)                                                        2,394,600              5,611,848
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG (l)                                                                                932,100             44,273,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  216,228,178
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                702,400         $   21,774,400
---------------------------------------------------------------------------------------------------------------------------------
Beiersdorf AG (l)                                                                                   77,400             11,658,451
---------------------------------------------------------------------------------------------------------------------------------
Christian Dior S.A. (l)                                                                            122,000             11,956,105
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                       163,400              6,318,678
---------------------------------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd.                                                              8,000,000             13,030,406
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                       5,600,000             17,760,438
---------------------------------------------------------------------------------------------------------------------------------
NETeller PLC (n)                                                                                   332,900              3,665,595
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              650,908             24,291,561
---------------------------------------------------------------------------------------------------------------------------------
Societe BIC S.A. (l)                                                                                50,400              3,260,609
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  113,716,243
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Advantest Corp. (l)                                                                                243,600         $   24,812,195
---------------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                       6,079,150             28,443,088
---------------------------------------------------------------------------------------------------------------------------------
Legrand S.A                                                                                        700,340             19,699,234
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                                        2,400,000             19,225,158
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                  318,400             22,668,356
---------------------------------------------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG (l)                                                                  110,850              7,011,248
---------------------------------------------------------------------------------------------------------------------------------
Saft Groupe S.A                                                                                    500,900             13,320,855
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  135,180,134
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                                      2,300,000         $   11,209,111
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (l)(n)                                                                           989,292             20,003,484
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                                               3,500,000              4,940,541
---------------------------------------------------------------------------------------------------------------------------------
Axalto Holding N.V. (n)                                                                            400,000             10,755,163
---------------------------------------------------------------------------------------------------------------------------------
Casio Computer Co. Ltd.                                                                            900,000             17,178,423
---------------------------------------------------------------------------------------------------------------------------------
Cenit AG Systemhaus                                                                                 56,500              2,235,768
---------------------------------------------------------------------------------------------------------------------------------
Elpida Memory, Inc. (l)(n)                                                                         798,800             30,005,154
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc. (l)(n)                                                             2,451,000             30,938,589
---------------------------------------------------------------------------------------------------------------------------------
Melexis N.V                                                                                        159,300              2,723,108
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd. (l)                                                                 459,000              9,202,053
---------------------------------------------------------------------------------------------------------------------------------
SAES Getters S.p.A                                                                                 109,700              3,103,886
---------------------------------------------------------------------------------------------------------------------------------
Seoul Semiconductor Co. Ltd.                                                                       290,826              6,023,432
---------------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd. (l)                                                                      752,800             15,519,616
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                                                680,700             47,570,212
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Seimitsu Co. Ltd. (l)                                                                        587,000             30,458,877
---------------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc.                                                                                333,000              7,025,071
---------------------------------------------------------------------------------------------------------------------------------
Vacon Oyj                                                                                          223,300              6,298,135
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  255,190,623
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Cairn Energy PLC (n)                                                                               250,400         $   10,145,125
---------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                    269,156             14,866,265
---------------------------------------------------------------------------------------------------------------------------------
Centennial Coal Co. Ltd. (l)                                                                     3,104,341              7,177,640
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                       417,336             21,952,669
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                            1,301,640             22,690,901
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   76,832,600
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. (l)                                                                             768,600         $   33,049,800
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A. (l)                                                                           250,000         $   23,442,329
---------------------------------------------------------------------------------------------------------------------------------
AMEC PLC                                                                                         1,481,400              8,710,141
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,152,470
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Sundrug Co. Ltd.                                                                                   372,400         $    9,141,245
---------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                                4,778,521             17,171,077
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,312,322
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. (l)                                                          1,010,800         $   13,928,824
---------------------------------------------------------------------------------------------------------------------------------
Grupo Bimbo S.A. de C.V., "A"                                                                    3,004,000              8,941,202
---------------------------------------------------------------------------------------------------------------------------------
Kerry Group PLC                                                                                    130,800              2,809,537
---------------------------------------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co. Ltd. (l)                                                                    299,700              5,042,343
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                  18,400              4,848,485
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,570,391
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                     351,300         $   18,415,146
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR (l)                                                        1,644,700             25,624,426
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,039,572
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ekornes A.S.A. (l)                                                                                 104,600         $    2,023,796
---------------------------------------------------------------------------------------------------------------------------------
Fimalac S.A                                                                                         26,500              2,088,799
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,112,595
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                                            6,764,250         $   26,556,022
---------------------------------------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC                                                                  350,000              6,113,839
---------------------------------------------------------------------------------------------------------------------------------
Kuoni Reisen Holding AG, "B"                                                                        30,000             16,815,099
---------------------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                    1,903,276             14,328,932
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A                                                                                           425,400             15,392,234
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                   2,074,710             24,013,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  103,220,038
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Don Quijote Co. Ltd. (l)                                                                           630,000         $   14,253,767
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Admiral Group PLC                                                                                  614,056         $    7,045,049
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                      1,310,300             60,732,405
---------------------------------------------------------------------------------------------------------------------------------
Amlin PLC                                                                                        1,900,000              8,284,190
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                                3,336,000             26,502,017
---------------------------------------------------------------------------------------------------------------------------------
CNP Assurances S.A. (l)                                                                            254,700             24,211,831
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Mapfre S.A. (l)                                                                        131,100              2,418,726
---------------------------------------------------------------------------------------------------------------------------------
Hiscox PLC                                                                                       2,461,100              9,480,249
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                 1,926,000             13,236,820
---------------------------------------------------------------------------------------------------------------------------------
Northbridge Financial Corp.                                                                        209,500              6,177,480
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (l)                                                                     1,143,661             17,430,228
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  175,518,995
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Reply S.p.A                                                                                         15,491         $      377,899
---------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (n)                                                                      851,100              4,914,199
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,292,098
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                                                334,500         $    4,009,033
---------------------------------------------------------------------------------------------------------------------------------
Konami Corp. (l)                                                                                 1,050,000             23,160,079
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc.                                                                      1,701,400             25,846,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,015,232
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (l)                                                                            955,800         $   26,556,455
---------------------------------------------------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co. Ltd.                                                  300,000              8,822,134
---------------------------------------------------------------------------------------------------------------------------------
Demag Cranes AG (n)                                                                                625,000             18,419,111
---------------------------------------------------------------------------------------------------------------------------------
ElringKlinger AG                                                                                    75,500              3,701,946
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                        833,300             27,740,624
---------------------------------------------------------------------------------------------------------------------------------
Interpump Group S.p.A                                                                            2,024,000             17,684,924
---------------------------------------------------------------------------------------------------------------------------------
KCI Konecranes PLC                                                                               2,235,132             40,236,811
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                6,379,000             37,613,671
---------------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (l)                                                                                   158,238             18,026,284
---------------------------------------------------------------------------------------------------------------------------------
Rotork PLC                                                                                         136,600              1,728,724
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB (l)                                                                                   1,840,500             21,413,798
---------------------------------------------------------------------------------------------------------------------------------
Wartsila Corp.                                                                                     910,200             38,403,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  260,347,778
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd. (l)                                                                          132,600         $    6,938,406
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc. (l)                                                                                   561,700         $   17,575,593
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                       178,100             10,792,860
---------------------------------------------------------------------------------------------------------------------------------
QIAGEN N.V. (l)(n)                                                                                 200,600              2,705,834
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                                43,182             10,999,255
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                      122,000             14,702,999
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   56,776,541
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                                                       505,000         $   16,261,000
---------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                 232,300              8,668,764
---------------------------------------------------------------------------------------------------------------------------------
Kazakhmys PLC                                                                                      637,700             14,055,338
---------------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                      300,000             25,457,209
---------------------------------------------------------------------------------------------------------------------------------
Sumitomo Light Metal Industries Ltd. (l)                                                         1,565,000              3,855,252
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                                                                 588,200             12,871,291
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,168,854
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                                                  1,413,412         $   30,142,727
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. (l)(n)                                                      250,000         $   14,690,540
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                                                        9,000,000             19,974,048
---------------------------------------------------------------------------------------------------------------------------------
Sierra Wireless, Inc. (l)(h)(n)                                                                  1,483,202             26,756,964
---------------------------------------------------------------------------------------------------------------------------------
Tamura Taiko Holdings, Inc.                                                                      1,325,000              6,481,765
---------------------------------------------------------------------------------------------------------------------------------
TomTom N.V. (n)                                                                                    173,370              6,740,748
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   74,644,065
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp.                                                                               737,500         $   17,621,594
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A. (n)                                                          81,167             13,999,392
---------------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                     1,106,000             22,704,944
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V. (l)                                                                                     303,006             13,063,409
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                335,300             19,363,575
---------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Trust, IEU                                                                      466,789             15,497,671
---------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A. (l)                                                                                  879,800             19,987,785
---------------------------------------------------------------------------------------------------------------------------------
Saras S.p.A. Raffinerie Sarde (n)                                                                2,000,000             12,816,185
---------------------------------------------------------------------------------------------------------------------------------
SBM Offshore N.V. (l)                                                                              532,800             14,196,447
---------------------------------------------------------------------------------------------------------------------------------
Stolt Offshores S.A. (l)(n)                                                                      1,161,000             17,662,792
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (l)                                                                                  21,000             25,238,577
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  192,152,371
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                              7,030,317         $   43,430,530
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (l)                                                                 941,200         $   19,198,096
---------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S, "B"                                                                              345,600             22,007,268
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                            676,000              8,314,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   49,519,913
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                                          866,800         $    5,188,578
---------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                                 249,100              1,907,580
---------------------------------------------------------------------------------------------------------------------------------
Kadokawa Holdings, Inc. (l)                                                                        558,000             19,936,405
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A. (l)                                                                      1,030,700             32,352,027
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  725,700              7,320,390
---------------------------------------------------------------------------------------------------------------------------------
Schibsted A.S.A. (l)                                                                                67,800              1,807,115
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   3,525,540             33,316,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  101,828,315
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Awilco Offshore A.S.A (l)(n)                                                                     1,681,000         $   12,874,608
---------------------------------------------------------------------------------------------------------------------------------
China Merchants Holdings International Co. Ltd.                                                  1,436,000              4,372,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,247,442
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Arnest One Corp.                                                                                   270,700         $    7,661,655
---------------------------------------------------------------------------------------------------------------------------------
Es-Con Japan Ltd. (l)                                                                                  228                426,224
---------------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                                                                      3,527,000             12,908,820
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                         35,100              2,131,214
---------------------------------------------------------------------------------------------------------------------------------
K.K. DaVinci Advisors (l)(n)                                                                        11,540             11,391,308
---------------------------------------------------------------------------------------------------------------------------------
Kenedix, Inc. (l)                                                                                    1,435              6,230,138
---------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                  160,600              5,541,559
---------------------------------------------------------------------------------------------------------------------------------
Sun Frontier Fudousan Co. Ltd. (l)                                                                   1,937              3,993,291
---------------------------------------------------------------------------------------------------------------------------------
Suncity Co. Ltd.                                                                                    15,400             12,416,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,701,069
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Caffe Nero Group PLC (n)                                                                           291,000         $    1,002,666
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Filtrona PLC                                                                                     2,071,100         $   11,134,699
---------------------------------------------------------------------------------------------------------------------------------
Fujikura Kasei Co. Ltd.                                                                            448,000              4,242,254
---------------------------------------------------------------------------------------------------------------------------------
NOK Corp. (l)                                                                                      458,000             13,282,900
---------------------------------------------------------------------------------------------------------------------------------
Whatman PLC                                                                                        173,000              1,012,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,672,241
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                         1,556,000         $   19,722,699
---------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                                                                                     423,000              7,463,408
---------------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                           152,030             11,711,272
---------------------------------------------------------------------------------------------------------------------------------
Lonza Group AG (l)                                                                                 285,435             19,555,294
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (l)                                                                                  3,397,200              6,775,845
---------------------------------------------------------------------------------------------------------------------------------
Taiyo Nippon Sanso Corp. (l)                                                                     2,101,000             16,664,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,893,362
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Bulgari S.p.A. (l)                                                                               1,516,600         $   17,164,461
---------------------------------------------------------------------------------------------------------------------------------
EDION Corp. (l)                                                                                    852,500             16,904,783
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                        1,057,500              9,986,930
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           798,120             24,064,275
---------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (l)                                                                  1,149,400             22,239,974
---------------------------------------------------------------------------------------------------------------------------------
Photo-Me International PLC                                                                       4,144,340              8,116,068
---------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)                                               1,276,500             35,481,182
---------------------------------------------------------------------------------------------------------------------------------
RONA, Inc. (n)                                                                                     200,000              3,588,527
---------------------------------------------------------------------------------------------------------------------------------
Submarino S.A                                                                                      418,700              8,411,134
---------------------------------------------------------------------------------------------------------------------------------
Yamada Denki Co. Ltd.                                                                               80,000              8,155,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  154,112,826
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR (a)                                                                               669,765         $   13,462,277
---------------------------------------------------------------------------------------------------------------------------------
mobilcom AG (l)(n)                                                                                 661,500             14,166,494
---------------------------------------------------------------------------------------------------------------------------------
PT Indonesian Satellite Corp. Tbk                                                                9,884,500              4,561,831
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,190,602
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                    6,667,000         $   11,674,729
---------------------------------------------------------------------------------------------------------------------------------
Elisa Oyj, "A" (l)                                                                                 837,300             15,940,191
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)(n)                                                                               50,400              2,189,635
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                      452,100              5,080,905
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                               1,429,700              17,274,25
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                    506,722              20,428,49
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    72,588,21
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB (l)                                                                               144,400         $     2,327,01
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                            605,600            $ 21,664,63
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
ACEA S.p.A. (l)                                                                                    638,000             $ 8,805,64
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                            238,587,000               5,730,76
---------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC (n)                                                                     3,400,000              42,274,49
---------------------------------------------------------------------------------------------------------------------------------
Energias de Portugal S.A                                                                         2,000,000               7,850,29
---------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (n)                                                                 1,027,400               7,118,57
---------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                       848,600              21,699,55
---------------------------------------------------------------------------------------------------------------------------------
Tractebel Energia S.A                                                                              637,150               5,062,12
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    98,541,44
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $ 3,962,849,55
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA (l)                                                                                    359,500         $    41,073,31
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.9% (Y)
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.27%, due 7/03/06                                         $  59,575,000         $    59,557,55
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06                                              21,601,000              21,594,67
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                     $    81,152,23
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.7%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               734,080,823         $   734,080,82
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                        STRIKE PRICE   FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Linde AG (n)                                                  EUR       49.50      6/27/06         152,030         $       587,02
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (K)                                                                                          $ 4,819,742,94
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (16.1)%                                                                             (669,431,836)
---------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                            $4,150,311,110
---------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,462,277, representing 0.3% of net assets.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(k) As of June 30, 2006, the fund had one security that was fair valued, aggregating $13,462,277 and 0.28% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR    American Depository Receipt
GDR    Global Depository Receipt
IEU    International Equity Unit
IPS    International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL NEW DISCOVERY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $4,116,406,025
                                                                                ==============
Gross unrealized appreciation                                                   $  783,654,707
Gross unrealized depreciation                                                      (80,317,786)
                                                                                --------------
      Net unrealized appreciation (depreciation)                                $  703,336,921
                                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At June 30, 2006, the value of securities loaned was $701,044,808. These loans were collateralized by cash of $734,080,823 and non-cash U.S. Treasury obligations of $225,932.

(3) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended June 30, 2006, is set forth below:

                                            BEGINNING      ACQUISITIONS             DISPOSITIONS                  ENDING
                                           SHARES/PAR       SHARES/PAR               SHARES/PAR               SHARES/PAR
AFFILIATE                                      AMOUNT         AMOUNT                   AMOUNT                     AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sierra Wireless, Inc.                       1,452,202         31,000                      -                    1,483,202

                                             REALIZED
                                                 GAIN        DIVIDEND                  ENDING
                                               (LOSS)         INCOME                    VALUE
                           ---------------------------------------------------------------------
                                          $ -                 $ -                   $ 26,756,964

(4) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of June 30, 2006, are as follows:

---------------------------------------
Japan                             18.3%
---------------------------------------
United Kingdom                    12.6%
---------------------------------------
Germany                            7.8%
---------------------------------------
France                             7.4%
---------------------------------------
Canada                             5.7%
---------------------------------------
United States                      4.6%
---------------------------------------
Switzerland                        4.6%
---------------------------------------
Italy                              4.4%
---------------------------------------
Brazil                             3.1%
---------------------------------------
Others                            31.5%
---------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.